Investment In Joint Venture (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments And Joint Ventures [Abstract]
Summary of Changes In Investment In Joint Venture

	As at December 31, 2018	As at December 31, 2017
Carrying value, beginning of the year	$3,383	$-
Acquisition through business combination (Note 4)	-	3,036
Currency (loss) gain on financial statement translation	(186)	133
Company's share of earnings	942	390
Dividend received	(317)	(176)
Carrying value, end of year	$3,822	$3,383

Summary Financial Information of Joint Venture

Summary financial information for XPCT is as follows:

	As at December 31, 2018	As at December 31, 2017
Cash	$673	$485
Other current assets	7,821	6,841
Current liabilities
Trade and other	(2,763)	(1,983)
Short term loans	(1,805)	(1,916)
Non-current liabilities	(104)	(44)
Net assets	$3,822	$3,383

	Year Ended December 31, 2018	Year Ended December 31, 2017
Revenue	$9,271	$4,153
Cost of sales	7,020	3,171
Depreciation and amortization	43	23
Finance costs	75	57
Administrative expenses	843	448
Earnings before income taxes	1,290	454
Income taxe expense	348	64
Company's share of earnings	$942	$390